Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Gross impaired loans by category
Non-performing loans	690	520
Non-interest-earning loans	263	220
Total non-performing and non-interest-earning loans	953	740
Restructured loans	36	13
Potential problem loans	437	619
Total other impaired loans	473	632
Gross impaired loans	1,426	1,372
Consumer
Gross impaired loans by category
Non-performing loans	306	266
Non-interest-earning loans	46	46
Total non-performing and non-interest-earning loans	352	312
Restructured loans	0	0
Potential problem loans	46	113
Total other impaired loans	46	113
Gross impaired loans	398	425
Mortgages
Gross impaired loans by category
Non-performing loans	135	126
Non-interest-earning loans	7	5
Total non-performing and non-interest-earning loans	142	131
Restructured loans	0	0
Potential problem loans	32	43
Total other impaired loans	32	43
Gross impaired loans	174	174
Loans collateralized by securities
Gross impaired loans by category
Non-performing loans	58	27
Non-interest-earning loans	11	13
Total non-performing and non-interest-earning loans	69	40
Restructured loans	0	0
Potential problem loans	0	46
Total other impaired loans	0	46
Gross impaired loans	69	86
Consumer finance
Gross impaired loans by category
Non-performing loans	113	113
Non-interest-earning loans	28	28
Total non-performing and non-interest-earning loans	141	141
Restructured loans	0	0
Potential problem loans	14	24
Total other impaired loans	14	24
Gross impaired loans	155	165
Corporate and institutional
Gross impaired loans by category
Non-performing loans	384	254
Non-interest-earning loans	217	174
Total non-performing and non-interest-earning loans	601	428
Restructured loans	36	13
Potential problem loans	391	506
Total other impaired loans	427	519
Gross impaired loans	1,028	947
Real estate.
Gross impaired loans by category
Non-performing loans	23	11
Non-interest-earning loans	4	6
Total non-performing and non-interest-earning loans	27	17
Restructured loans	0	0
Potential problem loans	21	24
Total other impaired loans	21	24
Gross impaired loans	48	41
Commercial and industrial loans
Gross impaired loans by category
Non-performing loans	253	194
Non-interest-earning loans	158	110
Total non-performing and non-interest-earning loans	411	304
Restructured loans	36	13
Potential problem loans	312	425
Total other impaired loans	348	438
Gross impaired loans	759	742
Financial institutions
Gross impaired loans by category
Non-performing loans	108	49
Non-interest-earning loans	49	52
Total non-performing and non-interest-earning loans	157	101
Restructured loans	0	0
Potential problem loans	58	57
Total other impaired loans	58	57
Gross impaired loans	215	158
Governments and public institutions
Gross impaired loans by category
Non-performing loans	0	0
Non-interest-earning loans	6	6
Total non-performing and non-interest-earning loans	6	6
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	6	6